Fair Value Measurements - Schedule of Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] $ in Millions	Dec. 31, 2023 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability related to fair value of beneficial conversion feature	$ 37
Financial Liabilities Fair Value Disclosure, Total	37
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability related to fair value of beneficial conversion feature	37
Financial Liabilities Fair Value Disclosure, Total	$ 37